Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
36 Subsequent events
As further described in Note 30, subsequent to year-end, the Group received a Court decision which did not fully resolve the underlying uncertainty of the tax position. Therefore, the Group has maintained the corresponding provision for income tax.